General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of General and Administrative Expenses

	2019	2018	2017
	RMB million	RMB million	RMB million
General corporate expenses	3,705	3,477	3,218
Auditors’ remuneration	20	18	14
- Audit services	18	15	14
- Non-audit services	2	3	—
Other taxes and levies	348	275	159

	4,073	3,770	3,391